UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2014

Date of reporting period:	4/30/2014

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON EQUITY INCOME FUND

SEMIANNUAL REPORT • APRIL 30, 2014

Fund Type

Equity Income

Objective

Income and Capital Appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 16, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Equity Income Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Equity Income Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Equity Income Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/14
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	8.43%	17.70%	147.21%	141.54%	—
Class B	8.04	16.82	137.87	123.36	—
Class C	8.06	16.86	138.11	123.55	—
Class Q	8.61	18.17	N/A	N/A	49.99% (1/18/11)
Class R	8.36	17.50	N/A	N/A	47.16 (1/18/11)
Class Z	8.57	18.00	150.20	N/A	83.86 (8/25/08)
Lipper Equity Income Funds Index	7.90	17.24	128.08	104.75	—
S&P 500 Index	8.35	20.42	139.88	109.22	—
Lipper Equity Income Funds Average	7.37	16.31	124.57	114.69	—

Average Annual Total Returns (With Sales Charges) as of 3/31/14
		One Year	Five Years	Ten Years	Since Inception
Class A		13.63%	20.34%	N/A	8.25% (4/12/04)
Class B		14.31	20.71	N/A	8.03 (4/12/04)
Class C		18.36	20.82	8.19%	—
Class Q		20.64	N/A	N/A	13.46 (1/18/11)
Class R		19.95	N/A	N/A	12.79 (1/18/11)
Class Z		20.55	22.03	N/A	11.47 (8/25/08)
Lipper Equity Income Funds Index		18.76	19.84	7.14	—
S&P 500 Index		21.84	21.14	7.41	—
Lipper Equity Income Funds Average		17.74	19.21	7.54	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None	.75% (.50% currently)	None

Benchmark Definitions

Lipper Equity Income Funds Index

Funds in the Lipper Equity Income Funds Index seek relatively high current income and growth of income by investing at least 65% of their portfolios in dividend-paying equity securities. These funds’ gross or net yields must be at least 125% of the average gross or net yield of the U.S. diversified equity fund universe. Lipper Equity Income Funds Index Closest Month-End to Inception cumulative total returns as of 4/30/14 are 51.51% for Class Q and Class R and 60.43% for Class Z. Lipper Equity Income Funds Index Closest Month-End to Inception average annual total returns as of 3/31/14 are 7.14% for Class A and Class B; 13.66% for Class Q and Class R; and 8.64% for Class Z.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/14 are 57.02% for Class Q and Class R and 66.35% for Class Z. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/14 are 7.41% for Class A and Class B; 15.05% for Class Q and Class R; and 9.40% for Class Z.

Lipper Equity Income Funds Average

Funds in the Lipper Equity Income Funds Average (Lipper Average) seek relatively high current income and growth of income through investing 65% or more of their portfolios in dividend-paying equity securities. The Lipper Equity Income Funds Average is based on the return of all mutual funds in the Lipper Equity Income Funds category and does not include the effect of any sales charges or taxes payable by an investor. Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/14 are 49.24% for Class Q and Class R and 59.86% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/14 are 7.54% for Class A and Class B; 13.05% for Class Q and Class R; and 8.51% for Class Z.

Prudential Jennison Equity Income Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of mutual fund operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/14
Apple, Inc., Technology Hardware, Storage & Peripherals	3.8%
Targa Resources Corp., Oil, Gas & Consumable Fuels	3.1
Frontier Communications Corp., Diversified Telecommunication Services	3.0
Merck & Co., Inc., Pharmaceuticals	2.6
Vodafone Group PLC, Wireless Telecommunication Services	2.6

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2013, at the beginning of the period, and held through the six-month period ended April 30, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider

Prudential Jennison Equity Income Fund	5

Fees and Expenses (continued)

the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Equity Income Fund		Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,084.30	1.13%	$5.84
	Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66

Class B	Actual	$1,000.00	$1,080.40	1.88%	$9.70
	Hypothetical	$1,000.00	$1,015.47	1.88%	$9.39

Class C	Actual	$1,000.00	$1,080.60	1.88%	$9.70
	Hypothetical	$1,000.00	$1,015.47	1.88%	$9.39

Class Q	Actual	$1,000.00	$1,086.10	0.79%	$4.09
	Hypothetical	$1,000.00	$1,020.88	0.79%	$3.96

Class R	Actual	$1,000.00	$1,083.60	1.38%	$7.13
	Hypothetical	$1,000.00	$1,017.95	1.38%	$6.90

Class Z	Actual	$1,000.00	$1,085.70	0.88%	$4.55
	Hypothetical	$1,000.00	$1,020.43	0.88%	$4.41

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2014, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annual expense ratios for the period ended April 30, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.18%	1.13%
B	1.88	1.88
C	1.88	1.88
Q	0.79	0.79
R	1.63	1.38
Z	0.88	0.88

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Equity Income Fund	7

Portfolio of Investments

as of April 30, 2014 (Unaudited)

Shares	Description	Value (Note 2)
LONG-TERM INVESTMENTS 98.7%

COMMON STOCKS 91.8%

Aerospace & Defense 1.3%
471,893	Boeing Co. (The)	$60,883,635

Airlines 1.3%
3,186,835	Air Canada (Canada) (Class A Stock)*(a)	22,242,861
1,070,858	Delta Air Lines, Inc.	39,439,700

		61,682,561

Banks 6.3%
4,147,761	Bank of America Corp.	62,797,102
1,475,357	BankUnited, Inc.	48,672,028
1,236,531	JPMorgan Chase & Co.	69,221,005
2,288,274	Wells Fargo & Co.	113,589,921

		294,280,056

Beverages 2.6%
6,617,918	Britvic PLC (United Kingdom)	81,052,802
646,802	Molson Coors Brewing Co. (Class B Stock)	38,788,716

		119,841,518

Biotechnology 0.8%
251,094	Celgene Corp.*	36,913,329

Capital Markets 2.2%
3,257,001	Anima Holding SpA (Italy)*	19,204,015
4,527,455	Anima Holding SpA (Italy), 144A*(b)	26,694,900
1,879,092	Azimut Holding SpA (Italy)	58,660,995

		104,559,910

Chemicals 2.8%
597,549	Monsanto Co.	66,148,675
1,709,764	Potash Corp. of Saskatchewan, Inc. (Canada)(a)	61,825,066

		127,973,741

Communications Equipment 1.0%
1,975,213	Cisco Systems, Inc.	45,647,172

Construction & Engineering 0.9%
557,179	Fluor Corp.	42,178,450

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	9

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Shares	Description	Value (Note 2)
COMMON STOCKS (Continued)

Diversified Financial Services
100,000	Gateway Energy & Resource Holdings LLC, Private Placement, 144A (original cost $2,000,000; purchased 12/14/07)*(b)(c)	$1,578,513

Diversified Telecommunication Services 4.5%
23,288,520	Frontier Communications Corp.	138,566,694
1,486,331	Verizon Communications, Inc.	69,456,248

		208,022,942

Electric Utilities 1.5%
375,608	Alupar Investimento SA (Brazil)	2,661,557
1,777,926	Alupar Investimento SA (Brazil), 144A(b)	12,598,377
1,271,299	NRG Yield, Inc. (Class A Stock)(a)	54,462,449

		69,722,383

Food Products 2.4%
1,785,543	Mondelez International, Inc. (Class A Stock)	63,654,608
1,531,134	Pinnacle Foods, Inc.	46,546,474

		110,201,082

Hotels, Restaurants & Leisure 3.1%
1,191,829	Carnival Corp.	46,850,798
1,507,457	Merlin Entertainments PLC (United Kingdom)*	9,093,915
3,000,000	Merlin Entertainments PLC (United Kingdom), 144A*(b)	18,097,859
649,446	Starbucks Corp.	45,863,876
3,066,099	Wendy’s Co. (The)	25,479,283

		145,385,731

Household Products 1.4%
776,684	Procter & Gamble Co. (The)	64,115,264

Industrial Conglomerates 4.1%
2,302,709	General Electric Co.	61,919,845
1,714,398	Koninklijke Philips NV (Netherlands)	54,883,248
563,535	Siemens AG (Germany), ADR(a)	74,290,819

		191,093,912

Insurance 1.6%
1,430,704	MetLife, Inc.	74,897,354

See Notes to Financial Statements.

10

Shares	Description	Value (Note 2)
COMMON STOCKS (Continued)

Internet Software & Services 1.4%
986,637	Rackspace Hosting, Inc.*(a)	$28,632,206
978,729	Yahoo!, Inc.*(a)	35,185,307

		63,817,513

IT Services 1.9%
7,205,532	Xerox Corp.	87,114,882

Life Sciences Tools & Services 1.7%
690,519	Thermo Fisher Scientific, Inc.	78,719,166

Machinery 0.5%
233,784	Caterpillar, Inc.	24,640,834

Media 1.8%
1,383,934	Cinemark Holdings, Inc.	40,992,125
1,025,440	Lagardere SCA (France)	42,976,691

		83,968,816

Multi-Utilities 1.0%
2,487,601	Veolia Environment SA (France)	46,408,357

Oil, Gas & Consumable Fuels 12.0%
2,499,281	Cheniere Energy Partners LP Holdings LLC	54,984,182
755,435	Cheniere Energy, Inc.*	42,644,306
691,380	EnLink Midstream LLC	24,426,455
391,736	Noble Energy, Inc.	28,118,810
1,129,264	ONEOK, Inc.	71,392,070
1,165,906	Pembina Pipeline Corp. (Canada)	45,843,424
708,988	Phillips 66	59,001,981
931,379	SemGroup Corp. (Class A Stock)	59,496,491
1,336,523	Targa Resources Corp.	144,331,119
576,707	Western Refining, Inc.(a)	25,086,755

		555,325,593

Pharmaceuticals 10.8%
1,422,212	AbbVie, Inc.	74,068,801
2,332,248	Bristol-Myers Squibb Co.	116,822,302
595,077	Endo International PLC*(a)	37,457,122
2,065,193	Merck & Co., Inc.	120,937,702
159,610	Perrigo Co. PLC	23,121,104
2,364,578	Pfizer, Inc.	73,964,000

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	11

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Shares	Description	Value (Note 2)
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
183,610	Roche Holding AG (Switzerland)	$53,861,313

		500,232,344

Real Estate Investment Trusts (REITs) 5.1%
622,389	Crown Castle International Corp.	45,266,352
1,997,515	First Potomac Realty Trust	26,027,620
1,379,064	Geo Group, Inc. (The)	46,240,016
9,522,064	MFA Financial, Inc.	75,509,968
1,772,257	Starwood Property Trust, Inc.	42,622,781

		235,666,737

Road & Rail 2.7%
453,723	Canadian Pacific Railway Ltd. (Canada)	70,767,176
292,608	Union Pacific Corp.	55,721,342

		126,488,518

Semiconductors & Semiconductor Equipment 1.6%
1,605,580	Xilinx, Inc.	75,767,320

Software 3.9%
3,513,653	Activision Blizzard, Inc.	70,308,197
308,002	Intuit, Inc.	23,331,151
2,116,959	Microsoft Corp.	85,525,144

		179,164,492

Specialty Retail 2.4%
1,579,906	GameStop Corp. (Class A Stock)	62,690,670
636,498	Home Depot, Inc. (The)	50,607,956

		113,298,626

Technology Hardware, Storage & Peripherals 4.6%
301,520	Apple, Inc.	177,923,937
904,484	Diebold, Inc.(a)	34,017,643

		211,941,580

Wireless Telecommunication Services 2.6%
3,161,614	Vodafone Group PLC (United Kingdom), ADR	120,014,867

	TOTAL COMMON STOCKS (cost $3,583,795,206)	4,261,547,198

See Notes to Financial Statements.

12

Shares	Description	Value (Note 2)
PREFERRED STOCKS 1.6%

Aerospace & Defense 0.7%
510,924	United Technologies Corp., CVT, 7.50%(b)	$33,792,513

Airlines 0.3%
281,902	Continental Airlines Finance Trust II, CVT, 6.00%(a)	14,068,658

Diversified Telecommunication Services 0.3%
242,300	Intelsat SA , CVT, 5.750%	12,388,799

Insurance 0.3%
413,000	Metlife, Inc., CVT, 5.00%(a)(b)	12,575,850

	TOTAL PREFERRED STOCKS (cost $58,820,798)	72,825,820

Description	Interest Rate	Maturity Date	Principal Amount (000)#
CONVERTIBLE BONDS 5.3%

Airlines 0.9%
United Continental Holdings, Inc., Sr. Unsec’d. Notes	6.000%	10/15/29	9,122	43,340,902

Internet Software & Services 1.5%
JPM Yahoo, Inc., Sr. Unsec’d. Notes, 144A(b)	7.130%	10/21/14	186,593	66,912,322

Leisure Products 0.3%
Callaway Golf Co., Notes	3.750%	08/15/19	12,500	15,695,313

Oil, Gas & Consumable Fuels 0.7%
BAC Concho Resources, Inc., Notes, 144A(b)	3.000%	10/28/14	24,383	31,585,220

Pharmaceuticals 1.9%
GS Biogen Idec, Inc., Sr. Unsec’d. Notes, 144A(b)	5.700%	08/29/14	158	45,942,660
GS Endo International PLC, Sr. Unsec’d. Notes, 144A(b)	8.500%	09/12/14	65,275	42,333,318

				88,275,978

TOTAL CONVERTIBLE BONDS (cost $245,403,756)				245,809,735

TOTAL LONG-TERM INVESTMENTS (cost $3,888,019,760)				4,580,182,753

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	13

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Shares	Description	Value (Note 2)
SHORT-TERM INVESTMENT 3.8%

AFFILIATED MONEY MARKET MUTUAL FUND
174,774,061	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $174,774,061; includes $119,999,287 of cash collateral for securities on loan)(d)(e)	$174,774,061

	TOTAL INVESTMENTS 102.5% (cost $4,062,793,821; Note 6)	4,754,956,814
	Liabilities in excess of other assets (2.5)%	(114,941,227)

	NET ASSETS 100.0%	$4,640,015,587

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CVT—Convertible Security

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $117,714,745; cash collateral of $119,999,287 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $2,000,000. The aggregate value, $1,578,513, is approximately 0.0% of net assets.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

14

The following is a summary of the inputs used as of April 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$60,883,635	$—	$—
Airlines	61,682,561	—	—
Banks	294,280,056	—	—
Beverages	38,788,716	81,052,802	—
Biotechnology	36,913,329	—	—
Capital Markets	45,898,915	58,660,995	—
Chemicals	127,973,741	—	—
Communications Equipment	45,647,172	—	—
Construction & Engineering	42,178,450	—	—
Diversified Financial Services	—	1,578,513	—
Diversified Telecommunication Services	208,022,942	—	—
Electric Utilities	69,722,383	—	—
Food Products	110,201,082	—	—
Hotels, Restaurants & Leisure	145,385,731	—	—
Household Products	64,115,264	—	—
Industrial Conglomerates	136,210,664	54,883,248	—
Insurance	74,897,354	—	—
Internet Software & Services	63,817,513	—	—
IT Services	87,114,882	—	—
Life Sciences Tools & Services	78,719,166	—	—
Machinery	24,640,834	—	—
Media	40,992,125	42,976,691	—
Multi-Utilities	—	46,408,357	—
Oil, Gas & Consumable Fuels	555,325,593	—	—
Pharmaceuticals	446,371,031	53,861,313	—
Real Estate Investment Trusts (REITs)	235,666,737	—	—
Road & Rail	126,488,518	—	—
Semiconductors & Semiconductor Equipment	75,767,320	—	—
Software	179,164,492	—	—
Specialty Retail	113,298,626	—	—
Technology Hardware, Storage & Peripherals	211,941,580	—	—
Wireless Telecommunication Services	120,014,867	—	—
Preferred Stocks
Aerospace & Defense	33,792,513	—	—
Airlines	14,068,658	—	—
Diversified Telecommunication Services	12,388,799	—	—
Insurance	12,575,850	—	—

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	15

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

	Level 1	Level 2	Level 3
Convertible Bonds	$—	$59,036,215	$186,773,520
Affiliated Money Market Mutual Fund	174,774,061	—	—

Total	$4,169,725,160	$398,458,134	$186,773,520

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Convertible Bonds
Balance as of 10/31/13	$226,557,064
Accrued discount/premium	—
Realized gain (loss)	31,832,659
Change in unrealized appreciation (depreciation)*	(22,250,197)
Purchases	203,646,863
Sales	(253,012,869)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 04/30/14	$186,773,520

*	Of which, $(16,873,343) was included in Net Assets relating to securities held at the reporting period end.

Fair Value of Level 2 investments at 10/31/13 was $362,424,606. An amount of $66,320,310 was transferred from Level 1 into Level 2 at 4/30/14 as a result of fair valuing such foreign securities using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the fund normally values its securities and the earlier closing of foreign markets.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of compariable U.S. Government and other securities using fixed income securities valuation model.

See Notes to Financial Statements.

16

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 securities are outlined in the table below.

	Fair Value April 30, 2014	Valuation Methodologies	Unobservable Input(s)	Range (Weighted Average)
Convertible Bonds Investments	$186,773,520	Market Approach	Offered Quote	$35.86 - $290.78 ($120.98)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2014 was as follows:

Oil, Gas & Consumable Fuels	12.7%
Pharmaceuticals	12.7
Banks	6.3
Real Estate Investment Trusts (REITs)	5.1
Diversified Telecommunication Services	4.8
Technology Hardware, Storage & Peripherals	4.6
Industrial Conglomerates	4.1
Software	3.9
Affiliated Money Market Mutual Fund (2.6% represents investments purchased with collateral from securities on loan)	3.8
Hotels, Restaurants & Leisure	3.1
Internet Software & Services	2.9
Chemicals	2.8
Road & Rail	2.7
Wireless Telecommunication Services	2.6
Beverages	2.6
Airlines	2.5
Specialty Retail	2.4
Food Products	2.4
Capital Markets	2.2%
Aerospace & Defense	2.0
Insurance	1.9
IT Services	1.9
Media	1.8
Life Sciences Tools & Services	1.7
Semiconductors & Semiconductor Equipment	1.6
Electric Utilities	1.5
Household Products	1.4
Multi-Utilities	1.0
Communications Equipment	1.0
Construction & Engineering	0.9
Biotechnology	0.8
Machinery	0.5
Leisure Products	0.3

102.5
Liabilities in excess of other assets	(2.5)

100.0%

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	17

Statement of Assets & Liabilities

as of April 30, 2014 (Unaudited)

Assets
Investments at value, including securities on loan of $117,714,745:
Unaffiliated investments (cost $3,888,019,760)	$4,580,182,753
Affiliated investments (cost $174,774,061)	174,774,061
Receivable for investments sold	21,900,799
Dividends and interest receivable	11,115,758
Receivable for Fund shares sold	9,496,943
Prepaid expenses	13,308

Total assets	4,797,483,622

Liabilities
Payable to broker for collateral for securities on loan	119,999,287
Payable for investments purchased	21,023,091
Payable for Fund shares reacquired	11,366,532
Management fee payable	2,852,621
Distribution fee payable	1,497,324
Accrued expenses	625,623
Affiliated transfer agent fee payable	101,075
Deferred trustees’ fees	2,482

Total liabilities	157,468,035

Net Assets	$4,640,015,587

Net assets were comprised of:
Common Stock, at $.001 par value	$277,805
Paid-in capital in excess of par	3,811,038,239

3,811,316,044
Undistributed net investment income	20,209,775
Accumulated net realized gain on investment and foreign currency transactions	116,257,923
Net unrealized appreciation on investments and foreign currencies	692,231,845

Net assets, April 30, 2014	$4,640,015,587

See Notes to Financial Statements.

18

Class A
Net asset value and redemption price per share
($1,832,621,900 ÷ 107,612,723 shares of common stock issued and outstanding)	$17.03
Maximum sales charge (5.50% of offering price)	0.99

Maximum offering price to public	$18.02

Class B
Net asset value, offering price and redemption price per share
($173,133,951 ÷ 10,817,614 shares of common stock issued and outstanding)	$16.00

Class C
Net asset value, offering price and redemption price per share
($1,191,005,072 ÷ 74,590,124 shares of common stock issued and outstanding)	$15.97

Class Q
Net asset value, offering price and redemption price per share
($1,993,967 ÷ 117,019 shares of common stock issued and outstanding)	$17.04

Class R
Net asset value, offering price and redemption price per share
($33,228,734 ÷ 1,951,479 shares of common stock issued and outstanding)	$17.03

Class Z
Net asset value, offering price and redemption price per share
($1,408,031,963 ÷ 82,716,258 shares of common stock issued and outstanding)	$17.02

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	19

Statement of Operations

Six Months Ended April 30, 2014 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $1,438,338)	$164,979,199
Interest income	5,537,742
Affiliated income from securities lending, net	170,085
Affiliated dividend income	29,991

Total income	170,717,017

Expenses
Management fee	16,800,739
Distribution fee—Class A	2,687,778
Distribution fee—Class B	836,105
Distribution fee—Class C	5,658,990
Distribution fee—Class R	103,858
Distribution fee—Class X	1,081
Transfer agent’s fees and expenses (including affiliated expense of $247,000)	2,048,000
Custodian’s fees and expenses	323,000
Registration fees	99,000
Reports to shareholders	89,000
Directors’ fees	46,000
Insurance fees	26,000
Legal fees and expenses	21,000
Audit fee	14,000
Interest expense	1,047
Miscellaneous	52,824

Total expenses	28,808,422
Less: Distribution fee waiver—Class A	(447,963)
Distribution fee waiver—Class R	(34,619)

Net expenses	28,325,840

Net investment income	142,391,177

Realized And Unrealized Gain On Investments
Net realized gain on:
Investment transactions	123,619,855
Foreign currency transactions	78,349

123,698,204

Net change in unrealized appreciation (depreciation) on:
Investments	91,359,187
Foreign currencies	53,432

91,412,619

Net gain on investment transactions	215,110,823

Net Increase In Net Assets Resulting From Operations	$357,502,000

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2014	Year Ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income	$142,391,177	$86,240,008
Net realized gain on investment and foreign currency transactions	123,698,204	303,488,538
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	91,412,619	386,358,012

Net increase in net assets resulting from operations	357,502,000	776,086,558

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(50,173,085)	(43,485,665)
Class B	(4,384,883)	(2,823,988)
Class C	(30,079,016)	(20,929,195)
Class Q	(100,767)	(78,867)
Class R	(806,023)	(385,089)
Class X	(1,943)	(23,415)
Class Z	(39,109,948)	(33,431,806)

	(124,655,665)	(101,158,025)

Distributions from net realized gains
Class A	(75,598,648)	—
Class B	(7,411,991)	—
Class C	(50,122,234)	—
Class Q	(127,029)	—
Class R	(1,119,700)	—
Class X	(13,494)	—
Class Z	(55,212,077)	—

	(189,605,173)	—

Trust share transactions (Net of share conversions) (Note 5)
Net proceeds from shares sold	559,055,628	1,254,342,637
Net asset value of shares issued in reinvestment of dividends and distributions	251,444,511	77,643,037
Net asset value of shares issued in merger (Note 9)	—	168,106,726
Cost of shares reacquired	(457,664,604)	(811,906,121)

Net increase in net assets from Fund share transactions	352,835,535	688,186,279

Total increase	396,076,697	1,363,114,812

Net Assets:
Beginning of period	4,243,938,890	2,880,824,078

End of period(a)	$4,640,015,587	$4,243,938,890

(a) Includes undistributed net investment income of:	$20,209,775	$2,474,263

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	21

Notes to Financial Statements

(Unaudited)

1. Organization

Prudential Investment Portfolios, Inc. 10 (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company was organized on March 5, 1997, as a Maryland Corporation. The Company operates as a series company. At April 30, 2014, the Company consisted of two diversified investment portfolios (each a “Fund” and collectively the “Funds”). The information presented in these financial statements pertains to Prudential Jennison Equity Income Fund (the “Fund”). The investment objective of the Fund is income and capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the

22

NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange- traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the

Prudential Jennison Equity Income Fund	23

Notes to Financial Statements

(Unaudited) continued

event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to the guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

24

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Options: The Fund purchased and wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be

Prudential Jennison Equity Income Fund	25

Notes to Financial Statements

(Unaudited) continued

realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern

26

over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2014, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts

Prudential Jennison Equity Income Fund	27

Notes to Financial Statements

(Unaudited) continued

reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends, if any, from net investment income are declared and paid at least quarterly. These dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America.

28

Net realized gains from investment transactions, if any, are distributed at least annually. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: For federal income tax purposes, each Fund in the Company is treated as a separate tax paying entity. It is the Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

The Fund has entered into investment management agreements with PI which provides that the Manager will furnish the Fund with investment advice and investment management and administrative services. The Manager has entered into a subadvisory agreement with Jennison Associates LLC.

Advisory Fee and Expense Limitations: The Manager receives a fee, computed daily and paid monthly, based on an annual rate of the average net assets. The Manager pays the subadvisor a fee as compensation for advisory services provided to the Fund. The Manager has voluntarily agreed to waive expenses in accordance with limitation expense policies as noted in the table below. The Manager will reimburse the Fund for its operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, but inclusive of the advisory fee, which in the aggregate exceed specified percentages of the Fund’s average net assets while retaining their ability to be reimbursed for such fee waivers prior to the end of the fiscal year. The advisory fee and expense limitation are summarized as follows:

Advisory Fee	Effective Advisory Fee	Expense Limitation
.85% to $500 million;	.76%	1.15%
.80% next $500 million;
.75% next $1.5 billion;
.725% in excess of $2.5 billion

Prudential Jennison Equity Income Fund	29

Notes to Financial Statements

(Unaudited) continued

Such contractual fee waivers or reductions have been calculated prior to any fee reimbursements with respect to the expense limitations, and may be rescinded at any time and without notice to investors. All reimbursements by the Manager are reflected in the Statements of Operations.

Certain officers and directors of the Fund are officers or directors of the Manager. The Fund pays no compensation directly to its officers or interested directors.

The Fund has distribution agreements with Prudential Investment Management Services LLC (“PIMS”) and Prudential Annuities Distributors, Inc. (“PAD”). PIMS and PAD are both affiliates of PI and indirect, wholly-owned subsidiaries of Prudential. PIMS serves as the distributor of the Fund’s Class A, Class B, Class C, Class Q, Class R and Class Z shares. PIMS, together with PAD, serves as co-distributor of the Fund’s Class X shares.

The Company has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for the Class A, Class B, Class C, Class R and Class X shares of the Fund in accordance with Rule 12b-1 of the 1940 Act. No distribution or service fees are paid to PIMS as distributor for the Fund’s Class Q or Class Z shares.

Under the Plans, the Fund compensates PIMS and PAD a distribution and service fee at an annual rate up to .30%, 1.00%, 1.00%, .75% and 1.00% of the average daily net assets of the Class A, B, C, R and X shares, respectively. Through February 28, 2015, PIMS has contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A shares and Class R shares, respectively.

During the six months ended April 30, 2014, PIMS has advised the Fund, front-end sales charges (“FESC”) and gross contingent deferred sales charges (“CDSC”) were as follows:

Class A FESC	Class A CDSC	Class B CDSC	Class C CDSC
$1,848,913	$33,162	$119,951	$34,696

30

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of Prudential Investments LLC and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses are shown in the Statements of Operations.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, served as the Fund’s securities lending agent. For the six months ended April 30, 2014, PIM has been compensated approximately $51,000 for these services.

5. Shares of Capital Stock

The Fund offers Class A, Class B, Class C, Class Q, Class R, Class X and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Purchases of $1 million or more are subject to a contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of their purchase. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. As of April 11, 2014, the last conversion of Class X to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of capital.

Of the Company’s authorized capital stock, 725 million authorized shares have been allocated to the Fund and divided into eight classes, designated Class A, Class B, Class C, Class M, Class Q, Class R, Class X and Class Z capital stock, each of which consists of 253 million, 20 million, 150 million, 1 million, 75 million, 75 million, 1 million and 150 million authorized shares, respectively.

Prudential Jennison Equity Income Fund	31

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of capital were as follows:

Class A	Shares	Amount
Six months ended April 30, 2014:
Shares sold	10,052,727	$170,880,806
Shares issued in reinvestment of dividends and distributions	6,571,777	110,667,775
Shares reacquired	(12,007,466)	(203,815,734)

Net increase (decrease) in shares outstanding before conversion	4,617,038	77,732,847
Shares issued upon conversion from Class B, Class C, Class X and Class Z	279,600	4,786,040
Shares reacquired upon conversion into Class A and Class Z	(478,195)	(8,136,837)

Net increase (decrease) in shares outstanding	4,418,443	$74,382,050

Year ended October 31, 2013:
Shares sold	28,325,470	$433,427,788
Shares issued in merger	7,610,532	114,043,817
Shares issued in reinvestment of dividends and distributions	2,470,850	36,541,259
Shares reacquired	(25,026,307)	(379,361,580)

Net increase (decrease) in shares outstanding before conversion	13,380,545	204,651,284
Shares issued upon conversion from Class B, Class C, Class X and Class Z	405,206	6,168,718
Shares reacquired upon conversion into Class Z	(483,118)	(7,480,271)

Net increase (decrease) in shares outstanding	13,302,633	$203,339,731

Class B
Six months ended April 30, 2014:
Shares sold	1,105,745	$17,695,949
Shares issued in reinvestment of dividends and distributions	558,698	8,858,974
Shares reacquired	(679,884)	(10,874,925)

Net increase (decrease) in shares outstanding before conversion	984,559	15,679,998
Shares reacquired upon conversion into Class A	(183,744)	(2,965,095)

Net increase (decrease) in shares outstanding	800,815	$12,714,903

Year ended October 31, 2013:
Shares sold	2,928,030	$42,560,655
Shares issued in merger	1,112,052	15,752,745
Shares issued in reinvestment of dividends and distributions	137,354	1,916,390
Shares reacquired	(887,237)	(12,758,306)

Net increase (decrease) in shares outstanding before conversion	3,290,199	47,471,484
Shares reacquired upon conversion into Class A	(160,991)	(2,346,248)

Net increase (decrease) in shares outstanding	3,129,208	$45,125,236

32

Class C	Shares	Amount
Six months ended April 30, 2014:
Shares sold	8,175,107	$130,589,106
Shares issued in reinvestment of dividends and distributions	3,898,138	61,682,998
Shares reacquired	(4,239,157)	(67,690,327)

Net increase (decrease) in shares outstanding before conversion	7,834,088	124,581,777
Shares reacquired upon conversion into Class A and Class Z	(470,793)	(7,503,695)

Net increase (decrease) in shares outstanding	7,363,295	$117,078,082

Year ended October 31, 2013:
Shares sold	20,066,526	$291,143,523
Shares issued in merger	2,513,330	35,553,074
Shares issued in reinvestment of dividends and distributions	1,082,292	15,041,870
Shares reacquired	(8,233,400)	(118,003,465)

Net increase (decrease) in shares outstanding before conversion	15,428,748	223,735,002
Shares reacquired upon conversion into Class A and Class Z	(912,358)	(13,065,924)

Net increase (decrease) in shares outstanding	14,516,390	$210,669,078

Class Q
Six months ended April 30, 2014:
Shares sold	64,495	$1,104,079
Shares issued in reinvestment of dividends and distributions	13,519	227,796
Shares reacquired	(122,708)	(2,089,867)

Net increase (decrease) in shares outstanding	(44,694)	$(757,992)

Year ended October 31, 2013:
Shares sold	72,650	$1,096,724
Shares issued in reinvestment of dividends and distributions	5,343	78,867
Shares reacquired	(74,070)	(1,104,393)

Net increase (decrease) in shares outstanding	3,923	$71,198

Class R
Six months ended April 30, 2014
Shares sold	656,862	$11,185,916
Shares issued in reinvestment of dividends and distributions	111,293	1,875,265
Shares reacquired	(149,214)	(2,526,390)

Net increase (decrease) in shares outstanding	618,941	$10,534,791

Year ended October 31, 2013:
Shares sold	868,863	$13,429,543
Shares issued in merger	192	2,880
Shares issued in reinvestment of dividends and distributions	24,623	367,230
Shares reacquired	(201,382)	(3,095,665)

Net increase (decrease) in shares outstanding	692,296	$10,703,988

Prudential Jennison Equity Income Fund	33

Notes to Financial Statements

(Unaudited) continued

Class X	Shares	Amount
Period ended April 11, 2014:*
Shares issued in reinvestment of dividends and distributions	970	$15,336
Shares reacquired	(1,210)	(19,279)

Net increase (decrease) in shares outstanding before conversion	(240)	(3,943)
Shares reacquired upon conversion into Class A	(27,624)	(441,185)

Net increase (decrease) in shares outstanding	(27,864)	$(445,128)

Year ended October 31, 2013:
Shares sold	1,800	$25,734
Shares issued in merger	6,216	87,873
Shares issued in reinvestment of dividends and distributions	1,703	23,233
Shares reacquired	(5,705)	(82,011)

Net increase (decrease) in shares outstanding before conversion	4,014	54,829
Shares reacquired upon conversion into Class A	(72,036)	(1,033,133)

Net increase (decrease) in shares outstanding	(68,022)	$(978,304)

Class Z
Six months ended April 30, 2014:
Shares sold	13,393,045	$227,599,772
Shares issued in reinvestment of dividends and distributions	4,047,885	68,116,367
Shares reacquired	(10,050,250)	(170,648,082)

Net increase (decrease) in shares outstanding before conversion	7,390,680	125,068,057
Shares issued upon conversion from Class A and Class C	914,465	15,533,695
Shares reacquired upon conversion into Class A	(74,324)	(1,272,923)

Net increase (decrease) in shares outstanding	8,230,821	$139,328,829

Year ended October 31, 2013:
Shares sold	30,752,301	$472,658,670
Shares issued in merger	177,971	2,666,337
Shares issued in reinvestment of dividends and distributions	1,598,627	23,674,188
Shares reacquired	(19,481,771)	(297,500,701)

Net increase (decrease) in shares outstanding before conversion	13,047,128	201,498,494
Shares issued upon conversion from Class A and Class C	1,343,373	20,536,992
Shares reacquired upon conversion into Class A	(184,844)	(2,780,134)

Net increase (decrease) in shares outstanding	14,205,657	$219,255,352

*	End of operations.

34

6. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2014 were as follows:

Tax Basis	$4,070,052,145

Appreciation	852,573,616
Depreciation	(167,668,947)

Net Unrealized Appreciation	$684,904,669

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales, investment in partnerships and other cost basis differences between financial and tax reporting.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. Portfolio Securities

Purchases and sales of securities, other than short term obligations, during the six months ended April 30, 2014, were $1,590,113,428 and $1,551,075,280, respectively.

8. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of .08% of the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund borrowed an average balance of $8,920,000 for 3 days at a weighted average interest rate of 1.41% pursuant to the SCA during the six months ended April 30, 2014.

Prudential Jennison Equity Income Fund	35

Notes to Financial Statements

(Unaudited) continued

Note 9. Reorganization

On December 4, 2012, the Board of Trustees of the Company approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of the following portfolio for shares of the acquiring portfolio and the assumption of the liabilities of the portfolio. Shareholders approved the Plan at a meeting on June 7, 2013 and the reorganization took place on June 21, 2013.

The purpose of the transaction was to combine two funds with comparable investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on June 21, 2013:

Merged Portfolio		Acquiring Portfolio
Target Growth Asset Allocation Fund		Jennison Equity Income Portfolio
Class	Shares	Class	Shares	Value
A	8,584,038	A	7,610,532	$114,043,817
B	1,293,742	B	1,112,052	15,752,745
C	2,917,774	C	2,513,330	35,553,074
R	218	R	192	2,880
X	7,101	X	6,216	87,873
Z	195,311	Z	177,971	2,666,337

For financial reporting purposes, assets received and shares issued by Jennison Equity Income Portfolio were recorded at fair value; however, the cost basis of the investments received from Target Growth Asset Allocation Fund was carried forward to reflect the tax-free status of the acquisition.

36

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

Merged Portfolio			Acquiring Portfolio
Target Growth Asset Allocation Fund			Jennison Equity Income Portfolio
Class	Net Assets	Unrealized Appreciation	Class	Net Assets
A	$114,043,817	$9,081,317	A	$1,416,383,180
B	15,752,745	9,232,717	B	116,255,227
C	35,553,074	7,264,184	C	854,459,849
R	2,880	4,463	Q	2,194,387
X	87,873	(360,578)	R	16,001,929
Z	2,666,337	9,013,263	X	600,811
			Z	1,058,696,322

Assuming the acquisition had been completed on November 1, 2012, Jennison Equity Income Portfolio’s results of operations for the year ended October 31, 2013 were as follows:

Net investment income	$87,324,855	(a)
Net realized and unrealized	$710,167,851	(b)

Gain (loss) on investments	$797,492,706

(a)	$86,240,008, as reported in the Statement of Operations, plus $619,847 Net Investment Income from Merged Fund pre-merger, plus $465,000 of pro-forma eliminated expenses.
(b)	$689,846,550, as reported in the Statement of Operations, plus $20,321,301 Net Realized and Unrealized Gain (loss) on Investments from Merger Fund pre-merger.

Because both Jennison Equity Income Portfolio and Target Growth Asset Allocation Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of Target Growth Asset Allocation Fund that have been included in Jennison Equity Income Portfolio’s Statement of Operations since June 21, 2013.

Prudential Jennison Equity Income Fund	37

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2014(b)		2013(b)	2012(b)	2011(b)	2010(b)	2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.84		$13.90	$12.98	$12.92	$10.86	$8.60
Income from investment operations:
Net investment income	.55		.40	.55	.52	.43	.44
Net realized and unrealized gain on investments	.84		3.01	.83	.02	2.24	1.93
Total from investment operations	1.39		3.41	1.38	.54	2.67	2.37
Less Dividends and Distributions:
Dividends from net investment income	(.47)		(.47)	(.46)	(.48)	(.61)	(.11)
Distributions from net realized gains	(.73)		-	-	-	-	-
Total dividends and distributions	(1.20)		(.47)	(.46)	(.48)	(.61)	(.11)
Capital Contributions(d)	-		-	-	-	- *	-
Net Asset Value, end of period	$17.03		$16.84	$13.90	$12.98	$12.92	$10.86
Total Return(a)	8.43%		25.14%	10.77%	4.16%	25.19%	28.09%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,832.6		$1,738.3	$1,249.1	$935.0	$313.7	$75.3
Average net assets (in millions)	$1,806.7		$1,458.7	$1,124.3	$731.3	$142.5	$52.8
Ratios to average net assets(c):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.13%	(e)	1.16%	1.17%	1.22%	1.44%	1.40%
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.18%	(e)	1.21%	1.22%	1.27%	1.50%	1.71%
Net investment income	6.54%	(e)	2.63%	4.07%	3.88%	3.62%	4.79%
Portfolio turnover rate	35%	(f)	91%	72%	70%	49%	63%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliates and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

(e) Annualized.

(f) Not Annualized.

* Amount is less than $0.005.

See Notes to Financial Statements.

38

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2014(b)		2013(b)	2012(b)	2011(b)	2010(b)	2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.90		$13.15	$12.31	$12.27	$10.30	$8.22
Income from investment operations:
Net investment income	.46		.25	.43	.39	.32	.36
Net realized and unrealized gain on investments	.79		2.87	.77	.04	2.13	1.82
Total from investment operations	1.25		3.12	1.20	.43	2.45	2.18
Less Dividends and Distributions:
Dividends from net investment income	(.42)		(.37)	(.36)	(.39)	(.48)	(.10)
Distributions from net realized gains	(.73)		-	-	-	-	-
Total dividends and distributions	(1.15)		(.37)	(.36)	(.39)	(.48)	(.10)
Capital Contributions(d)	-		-	-	-	- *	-
Net Asset Value, end of period	$16.00		$15.90	$13.15	$12.31	$12.27	$10.30
Total Return(a)	8.04%		24.16%	9.91%	3.45%	24.32%	27.03%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$173.1		$159.3	$90.6	$58.8	$16.8	$4.6
Average net assets (in millions)	$168.6		$119.3	$76.5	$42.0	$8.2	$3.4
Ratios to average net assets(c):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.88%	(e)	1.91%	1.92%	1.97%	2.19%	2.15%
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.88%	(e)	1.91%	1.92%	1.97%	2.20%	2.41%
Net investment income	5.83%	(e)	1.81%	3.33%	3.07%	2.85%	4.11%
Portfolio turnover rate	35%	(f)	91%	72%	70%	49%	63%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliates and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

(e) Annualized.

(f) Not Annualized.

* Amount is less than $0.005.

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	39

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2014(b)		2013(b)	2012(b)	2011(b)	2010(b)	2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.87		$13.12	$12.28	$12.25	$10.28	$8.20
Income from investment operations:
Net investment income	.46		.27	.43	.39	.32	.35
Net realized and unrealized gain on investments	.79		2.85	.77	.03	2.13	1.83
Total from investment operations	1.25		3.12	1.20	.42	2.45	2.18
Less Dividends and Distributions:
Dividends from net investment income	(.42)		(.37)	(.36)	(.39)	(.48)	(.10)
Distributions from net realized gains	(.73)		-	-	-	-	-
Total dividends and distributions	(1.15)		(.37)	(.36)	(.39)	(.48)	(.10)
Capital Contributions(d)	-		-	-	-	- *	-
Net Asset Value, end of period	$15.97		$15.87	$13.12	$12.28	$12.25	$10.28
Total Return(a)	8.06%		24.22%	9.93%	3.37%	24.37%	27.09%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,191.0		$1,066.6	$691.5	$499.1	$107.3	$27.3
Average net assets (in millions)	$1,141.2		$851.3	$615.1	$356.1	$49.1	$22.7
Ratios to average net assets(c):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.88%	(e)	1.91%	1.92%	1.97%	2.19%	2.15%
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.88%	(e)	1.91%	1.92%	1.97%	2.20%	2.41%
Net investment income	5.83%	(e)	1.87%	3.33%	3.08%	2.85%	4.13%
Portfolio turnover rate	35%	(f)	91%	72%	70%	49%	63%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliates and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

(e) Annualized.

(f) Not Annualized.

* Amount is less than $0.005.

See Notes to Financial Statements.

40

Class Q Shares
	Six Months Ended April 30,		Year Ended October 31,		January 18, 2011(d) through October 31,
	2014(b)		2013(b)	2012(b)	2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.85		$13.90	$12.99	$13.52
Income from investment operations:
Net investment income	.61		.46	.62	.29
Net realized and unrealized gain (loss) on investments	.81		3.01	.80	(.43)
Total from investment operations	1.42		3.47	1.42	(.14)
Less Dividends and Distributions:
Dividends from net investment income	(.50)		(.52)	(.51)	(.39)
Distributions from net realized gains	(.73)		-	-	-
Total dividends and distributions	(1.23)		(.52)	(.51)	(.39)
Net Asset Value, end of period	$17.04		$16.85	$13.90	$12.99
Total Return(a)	8.61%		25.64%	11.09%	(1.06)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2.0		$2.7	$2.2	$1.0
Average net assets (in millions)	$3.0		$2.3	$1.7	$.2
Ratios to average net assets(c):
Expenses After Advisory Fee Waiver and Expense Reimbursement	.79%	(e)	.81%	.81%	.89%	(e)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	.79%	(e)	.81%	.81%	.89%	(e)
Net investment income	7.23%	(e)	3.00%	4.57%	2.99%	(e)
Portfolio turnover rate	35%	(f)	91%	72%	70%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	41

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,		January 18, 2011(d) through October 31,
	2014(b)		2013(b)	2012(b)	2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.84		$13.89	$12.98	$13.52
Income from investment operations:
Net investment income	.54		.34	.52	.32
Net realized and unrealized gain (loss) on investments	.83		3.05	.81	(.52)
Total from investment operations	1.37		3.39	1.33	(.20)
Less Dividends and Distributions:
Dividends from net investment income	(.45)		(.44)	(.42)	(.34)
Distributions from net realized gains	(.73)		-	-	-
Total dividends and distributions	(1.18)		(.44)	(.42)	(.34)
Net Asset Value, end of period	$17.03		$16.84	$13.89	$12.98
Total Return(a)	8.36%		24.86%	10.42%	(1.50)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$33.2		$22.4	$8.9	$3.0
Average net assets (in millions)	$27.9		$14.7	$5.7	$1.5
Ratios to average net assets(c):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.38%	(e)	1.41%	1.42%	1.51% (e)
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.63%	(e)	1.66%	1.67%	1.76% (e)
Net investment income	6.35%	(e)	2.25%	3.83%	3.09% (e)
Portfolio turnover rate	35%	(f)	91%	72%	70% (f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

42

Class X Shares
	Period Ended April 11,		Year Ended October 31,
	2014(b)(g)		2013(b)	2012(b)	2011(b)	2010(b)	2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.86		$13.11	$12.27	$12.24	$10.28	$8.20
Income from investment operations:
Net investment income	.31		.33	.41	.44	.31	.36
Net realized and unrealized gain (loss) on investments	.38		2.79	.79	(.02)	2.13	1.82
Total from investment operations	.69		3.12	1.20	.42	2.44	2.18
Less Dividends and Distributions:
Dividends from net investment income	(.42)		(.37)	(.36)	(.39)	(.48)	(.10)
Distributions from net realized gains	(.73)		-	-	-	-	-
Total dividends and distributions	(1.15)		(.37)	(.36)	(.39)	(.48)	(.10)
Capital Contributions(d)	-		-	-	-	- *	-
Net Asset Value, end of period	$15.40		$15.86	$13.11	$12.27	$12.24	$10.28
Total Return(a)	4.28%		24.24%	9.94%	3.37%	24.27%	27.09%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$-	(h)	$.4	$1.3	$2.7	$5.1	$8.6
Average net assets (in millions)	$.2		$.8	$1.8	$3.8	$6.5	$9.4
Ratios to average net assets(c):
Expenses After Advisory Fee Waiver and Expense Reimbursement	1.88%	(e)	1.91%	1.92%	1.95%	2.19%	2.15%
Expenses Before Advisory Fee Waiver and Expense Reimbursement	1.88%	(e)	1.91%	1.92%	1.95%	2.20%	2.41%
Net investment income	4.24%	(e)	2.16%	3.20%	3.42%	2.74%	4.24%
Portfolio turnover rate	35%	(f)	91%	72%	70%	49%	63%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliates and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

(e) Annualized.

(f) Not Annualized.

(g) End of operations.

(h) Net assets were $49,627.

* Amount is less than $0.005.

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	43

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2014(c)		2013(c)	2012(c)	2011(c)	2010(c)	2009(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$16.84		$13.89	$12.97	$12.91	$10.87	$8.60
Income from investment operations:
Net investment income	.57		.43	.59	.53	.47	.27
Net realized and unrealized gain on investments	.83		3.03	.82	.04	2.22	2.11
Total from investment operations	1.40		3.46	1.41	.57	2.69	2.38
Less Dividends and Distributions:
Dividends from net investment income	(.49)		(.51)	(.49)	(.51)	(.65)	(.11)
Distributions from net realized gains	(.73)		-	-	-	-	-
Total dividends and distributions	(1.22)		(.51)	(.49)	(.51)	(.65)	(.11)
Capital Contributions(e)	-		-	-	-	- *	-
Net Asset Value, end of period	$17.02		$16.84	$13.89	$12.97	$12.91	$10.87
Total Return(a)	8.57%		25.47%	11.06%	4.42%	25.45%	28.27%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,408.0		$1,254.1	$837.3	$553.4	$70.4	$-	(b)
Average net assets (in millions)	$1,335.9		$1,023.2	$713.7	$348.9	$14.0	$-	(b)
Ratios to average net assets(d):
Expenses After Advisory Fee Waiver and Expense Reimbursement	.88%	(f)	.91%	.92%	.98%	1.19%	1.15%
Expenses Before Advisory Fee Waiver and Expense Reimbursement	.88%	(f)	.91%	.92%	.98%	1.20%	1.41%
Net investment income	6.79%	(f)	2.87%	4.33%	4.00%	3.90%	2.44%
Portfolio turnover rate	35%	(g)	91%	72%	70%	49%	63%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total return includes the effect of expense subsidies.

(b) Net assets and Average net assets were $92,360 and $12,961, respectively.

(c) Calculations are based on the average daily number of shares outstanding.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The Fund received payments related to a former affiliates and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

(f) Not Annualized.

(g) Annualized.

* Amount is less than $0.005.

See Notes to Financial Statements.

44

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe •
Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn •
Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith •
Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer and Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Equity Income Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON EQUITY INCOME FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	SPQAX	JEIBX	AGOCX	PJIQX	PJERX	JDEZX
CUSIP	74441L808	74441L881	74441L873	74441L816	74441L790	74441L832

MF203E2    0263055-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL MID-CAP VALUE FUND

SEMIANNUAL REPORT • APRIL 30, 2014

Fund Type

Mid-Cap Stock

Objective

Capital growth

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2014, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company. Quantitative Management Associates, LLC (QMA) is a wholly owned subsidiary of Prudential Investment Management, Inc. (PIM). QMA and PIM are registered investment advisers and Prudential Financial companies. © 2014 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 16, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Mid-Cap Value Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Mid-Cap Value Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Mid-Cap Value Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/14
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	9.36%	22.57%	169.16%	154.24%	—
Class B	8.96	21.69	159.73	135.80	—
Class C	9.00	21.69	159.30	135.50	—
Class Q	9.57	23.07	N/A	N/A	61.35% (1/18/11)
Class Z	9.50	22.87	172.98	N/A	100.58 (11/28/05)
Russell Midcap Value Index	9.69	22.10	177.09	177.99	—
S&P MidCap 400 Stock Index	5.94	18.61	160.07	167.45	—
Russell Midcap Index	7.76	21.25	168.84	168.98	—
Lipper Mid-Cap Value Funds Average	7.85	21.90	154.37	145.53	—

Average Annual Total Returns (With Sales Charges) as of 3/31/14
		One Year	Five Years	Ten Years	Since Inception
Class A		16.79%	24.41%	N/A	8.79% (4/12/04)
Class B		17.73	24.84	N/A	8.59 (4/12/04)
Class C		21.68	24.87	8.70%	—
Class Q		24.17	N/A	N/A	16.07 (1/18/11)
Class Z		23.89	26.15	N/A	8.69 (11/28/05)
Russell Midcap Value Index		22.95	26.35	10.24	—
S&P MidCap 400 Stock Index		21.24	24.86	10.14	—
Russell Midcap Index		23.51	25.55	10.05	—
Lipper Mid-Cap Value Funds Average		23.01	24.16	9.05	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class Q	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None	None

Benchmark Definitions

Russell Midcap Value Index

The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks included in the index are also members of the Russell 1000 Value Index. Russell Midcap Value Index Closest Month-End to Inception cumulative total returns as of 4/30/14 are 61.17% for Class Q and 103.22% for Class Z. Russell Midcap Value Index Closest Month-End to Inception average annual total returns as of 3/31/14 are 10.24% for Class A and Class B; 16.12% for Class Q; and 8.83% for Class Z.

Standard & Poor’s MidCap 400 Stock Index

The Standard & Poor’s MidCap 400 Stock Index (S&P MidCap 400 Stock Index) is an unmanaged index of 400 domestic stocks chosen for market capitalization, liquidity, and industry group representation. It gives a broad look at how U.S. mid-cap stock prices have performed. S&P MidCap 400 Index Closest Month-End to Inception cumulative total returns as of 4/30/14 are 53.77% for Class Q and 108.72% for Class Z. S&P MidCap 400 Index Closest Month-End to Inception average annual total returns as of 3/31/14 are 10.14% for Class A and Class B; 15.13% for Class Q; and 9.44% for Class Z.

Russell Midcap Index

The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. Russell Midcap Index Closest Month-End to Inception cumulative total returns as of 4/30/14 are 56.83% for Class Q and 103.24% for Class Z. Russell Midcap Index Closest Month-End to Inception average annual total returns as of 3/31/14 are 10.05% for Class A and Class B; 15.48% for Class Q; and 8.96% for Class Z.

Prudential Mid-Cap Value Fund	3

Your Fund’s Performance (continued)

Lipper Mid-Cap Value Funds Average

Funds in the Lipper Mid-Cap Value Funds Average (Lipper Average), by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the companies in the S&P MidCap 400 Index. Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/14 are 52.13% for Class Q and 91.62% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/14 are 9.05% for Class A and Class B; 14.34% for Class Q; and 8.13% for Class Z.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/14
Delta Air Lines, Inc., Airlines	1.3%
Western Digital Corp., Technology Hardware, Storage & Peripherals	1.3
Southwest Airlines Co., Airlines	1.3
Humana Inc., Health Care Providers & Services	1.2
HCA Holdings, Inc., Health Care Providers & Services	1.2

Holdings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2013, at the beginning of the period, and held through the six-month period ended April 30, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Mid-Cap Value Fund	5

Fees and Expenses (continued)

Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Mid-Cap Value Fund		Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,093.60	1.23%	$6.38
	Hypothetical	$1,000.00	$1,018.70	1.23%	$6.16

Class B	Actual	$1,000.00	$1,089.60	1.98%	$10.26
	Hypothetical	$1,000.00	$1,014.98	1.98%	$9.89

Class C	Actual	$1,000.00	$1,090.00	1.98%	$10.26
	Hypothetical	$1,000.00	$1,014.98	1.98%	$9.89

Class Q	Actual	$1,000.00	$1,095.70	0.98%	$5.09
	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91

Class Z	Actual	$1,000.00	$1,095.00	0.98%	$5.09
	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2014, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2014 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annual expense ratios for the period ended April 30, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.46%	1.23%
B	2.16	1.98
C	2.16	1.98
Q	1.01	0.98
Z	1.16	0.98

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Mid-Cap Value Fund	7

Portfolio of Investments

as of April 30, 2014 (Unaudited)

Shares	Description	Value (Note 2)
LONG-TERM INVESTMENTS 99.0%

COMMON STOCKS 98.2%

Aerospace & Defense 1.3%
35,900	Exelis, Inc.	$665,586
27,900	L-3 Communications Holdings, Inc.	3,218,823

		3,884,409

Airlines 3.4%
24,600	Alaska Air Group, Inc.	2,314,368
111,100	Delta Air Lines, Inc.	4,091,813
161,900	Southwest Airlines Co.	3,913,123

		10,319,304

Auto Components 1.8%
6,400	Delphi Automotive PLC (United Kingdom)	427,776
32,900	Lear Corp.	2,732,674
29,200	TRW Automotive Holdings Corp.*(a)	2,346,220

		5,506,670

Banks 8.5%
90,600	Associated Banc-Corp.	1,590,030
43,200	BankUnited, Inc.	1,425,168
12,400	BOK Financial Corp.	811,208
25,500	Comerica, Inc.	1,230,120
38,210	Commerce Bancshares, Inc.	1,661,371
49,700	East West Bancorp, Inc.	1,715,147
128,800	Fifth Third Bancorp	2,654,568
3,600	First Citizens BancShares, Inc. (Class A Stock)	809,604
50,200	First Niagara Financial Group, Inc.	447,784
120,400	Fulton Financial Corp.	1,467,676
119,500	Huntington Bancshares, Inc.(a)	1,094,620
203,500	KeyCorp	2,775,740
53,000	Popular, Inc. (Puerto Rico)*	1,637,700
299,400	Regions Financial Corp.	3,035,916
93,400	SunTrust Banks, Inc.	3,573,484

		25,930,136

Beverages 0.2%
9,200	Molson Coors Brewing Co. (Class B Stock)	551,724

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	9

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Shares	Description	Value (Note 2)
COMMON STOCKS (Continued)

Capital Markets 0.7%
18,800	Lazard Ltd. (Class A Stock)	$884,540
24,200	Raymond James Financial, Inc.	1,202,740

		2,087,280

Chemicals 3.4%
22,600	Ashland, Inc.	2,183,160
35,500	Cabot Corp.	2,051,900
26,400	Eastman Chemical Co.	2,301,288
107,700	Huntsman Corp.	2,697,885
16,000	Westlake Chemical Corp.	1,139,200

		10,373,433

Commercial Services & Supplies 0.8%
68,200	Pitney Bowes, Inc.(a)	1,827,760
20,100	Republic Services, Inc.	705,309

		2,533,069

Communications Equipment 1.7%
258,000	Brocade Communications Systems, Inc.*	2,401,980
39,600	Harris Corp.	2,911,392

		5,313,372

Construction & Engineering 0.8%
76,400	AECOM Technology Corp.*	2,476,888

Consumer Finance 0.5%
63,600	SLM Corp.	1,637,700

Containers & Packaging 1.6%
5,600	Ball Corp.	314,664
49,800	Crown Holdings, Inc.*	2,349,066
10,500	Owens-Illinois, Inc.*	333,690
18,400	Rock-Tenn Co. (Class A Stock)	1,759,224

		4,756,644

Diversified Consumer Services 0.5%
52,100	Apollo Education Group, Inc.*	1,503,606

Diversified Financial Services 0.1%
8,600	Voya Financial, Inc.	304,354

See Notes to Financial Statements.

10

Shares	Description	Value (Note 2)
COMMON STOCKS (Continued)

Electric Utilities 5.4%
55,300	Edison International	$3,127,768
34,800	Entergy Corp.	2,523,000
19,100	FirstEnergy Corp.	644,625
56,400	Great Plains Energy, Inc.(a)	1,513,212
21,600	Northeast Utilities	1,020,816
17,100	Pinnacle West Capital Corp.	956,745
80,300	PPL Corp.	2,677,202
43,000	Westar Energy, Inc.(a)	1,542,840
81,200	Xcel Energy, Inc.	2,587,844

		16,594,052

Electronic Equipment, Instruments & Components 1.2%
3,400	Arrow Electronics, Inc.*	192,950
39,900	Ingram Micro, Inc. (Class A Stock)*	1,075,704
38,700	Tech Data Corp.*	2,418,363

		3,687,017

Energy Equipment & Services 3.5%
28,900	Helmerich & Payne, Inc.	3,139,985
94,400	Nabors Industries Ltd.	2,409,088
18,200	Oil States International, Inc.*	1,767,948
3,300	Rowan Cos. PLC (Class A Stock)*	102,036
18,600	Superior Energy Services, Inc.	612,312
39,000	Unit Corp.*	2,572,050

		10,603,419

Food & Staples Retailing 0.7%
49,400	Kroger Co. (The)	2,274,376

Food Products 2.8%
38,000	Bunge Ltd.	3,026,700
71,800	ConAgra Foods, Inc.	2,190,618
82,600	Tyson Foods, Inc. (Class A Stock)	3,466,722

		8,684,040

Gas Utilities 1.8%
39,500	AGL Resources, Inc.	2,133,000
30,800	Atmos Energy Corp.	1,572,032
38,500	UGI Corp.	1,797,565

		5,502,597

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	11

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Shares	Description	Value (Note 2)
COMMON STOCKS (Continued)

Health Care Providers & Services 5.9%
17,700	Aetna, Inc.	$1,264,665
46,100	Cardinal Health, Inc.	3,204,411
27,800	CIGNA Corp.	2,225,112
31,500	DaVita HealthCare Partners, Inc.*	2,182,950
69,300	HCA Holdings, Inc.*	3,603,600
33,100	Humana, Inc.	3,632,725
62,500	VCA Antech, Inc.*	1,914,375

		18,027,838

Hotels, Restaurants & Leisure 0.8%
48,400	Royal Caribbean Cruises Ltd.	2,571,492

Household Durables 1.6%
80,000	PulteGroup, Inc.(a)	1,471,200
21,500	Whirlpool Corp.	3,297,670

		4,768,870

Independent Power & Renewable Electricity Producers 0.7%
140,000	AES Corp. (The)	2,023,000

Insurance 9.8%
4,700	Alleghany Corp.*	1,917,506
13,600	Allied World Assurance Co. Holdings AG	1,464,584
42,400	American Financial Group, Inc.	2,477,432
300	American National Insurance Co.	33,723
33,200	Arch Capital Group Ltd.*	1,903,024
35,700	Aspen Insurance Holdings Ltd.	1,634,346
34,600	Axis Capital Holdings Ltd.	1,582,950
9,900	CNA Financial Corp.	405,405
13,000	Endurance Specialty Holdings Ltd.	660,660
12,900	Everest Re Group Ltd.	2,038,587
12,600	HCC Insurance Holdings, Inc.	578,844
47,000	Kemper Corp.	1,852,270
124,400	Old Republic International Corp.	2,060,064
17,000	PartnerRe Ltd.	1,791,800
14,800	ProAssurance Corp.	672,216
11,500	Progressive Corp. (The)	278,875
38,600	Protective Life Corp.	1,974,390
23,600	Reinsurance Group of America, Inc.	1,810,356
62,700	Unum Group	2,082,894

See Notes to Financial Statements.

12

Shares	Description	Value (Note 2)
COMMON STOCKS (Continued)

Insurance (cont’d.)
38,800	W.R. Berkley Corp.	$1,716,512
37,900	XL Group PLC (Ireland)	1,188,165

		30,124,603

IT Services 4.3%
57,000	Amdocs Ltd.	2,652,210
97,500	Booz Allen Hamilton Holding Corp.	2,265,900
51,500	Computer Sciences Corp.	3,047,770
25,100	DST Systems, Inc.	2,313,969
236,300	Xerox Corp.	2,856,867

		13,136,716

Machinery 2.8%
23,300	Dover Corp.	2,013,120
45,500	Oshkosh Corp.	2,525,705
8,300	Parker Hannifin Corp.	1,053,104
39,700	Trinity Industries, Inc.	2,979,882

		8,571,811

Metals & Mining 0.7%
32,100	Reliance Steel & Aluminum Co.	2,273,322

Multi-Utilities 5.6%
47,600	Allliant Energy Corp.	2,783,648
49,400	Ameren Corp.	2,040,714
68,800	CMS Energy Corp.	2,085,328
32,000	DTE Energy Co.	2,500,480
45,900	MDU Resources Group, Inc.	1,625,778
53,900	NiSource, Inc.	1,957,648
79,200	Public Service Enterprise Group, Inc.	3,244,824
16,100	SCANA Corp.	864,248
1,000	Sempra Energy	98,610

		17,201,278

Multiline Retail 1.0%
12,300	Dillard’s, Inc. (Class A Stock)	1,204,539
34,600	Macy’s, Inc.	1,987,078

		3,191,617

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	13

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Shares	Description	Value (Note 2)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 4.1%
111,600	Chesapeake Energy Corp.(a)	$3,208,500
19,800	Cimarex Energy Co.	2,358,576
11,100	Denbury Resources, Inc.	186,702
32,200	HollyFrontier Corp.	1,693,398
17,800	Marathon Petroleum Corp.	1,654,510
500	Noble Energy, Inc.	35,890
16,500	PBF Energy, Inc.	507,870
40,500	Whiting Petroleum Corp.*	2,985,660

		12,631,106

Paper & Forest Products 0.5%
14,900	Domtar Corp.	1,391,064

Professional Services 0.1%
4,000	Manpowergroup, Inc.	325,360

Real Estate Investment Trusts (REITs) 7.7%
80,300	American Capital Agency Corp.	1,823,613
187,400	Annaly Capital Management, Inc.	2,164,470
11,500	Boston Properties, Inc.	1,347,110
100,500	Brandywine Realty Trust	1,462,275
78,100	CBL & Associates Properties, Inc.	1,419,077
96,200	Chimera Investment Corp.	297,258
29,500	Douglas Emmett, Inc.	814,200
83,900	Duke Realty Corp.	1,469,928
27,100	Equity Lifestyle Properties, Inc.	1,134,677
39,700	General Growth Properties, Inc.	911,909
28,400	HCP, Inc.	1,188,824
55,200	Hospitality Properties Trust	1,658,760
54,100	Host Hotels & Resorts, Inc.	1,160,445
127,600	MFA Financial, Inc.	1,011,868
25,800	Post Properties, Inc.	1,295,418
31,800	Prologis, Inc.	1,292,034
64,200	Senior Housing Properties Trust	1,506,774
26,600	Ventas, Inc.	1,757,728

		23,716,368

Real Estate Management & Development 0.5%
13,900	Jones Lang LaSalle, Inc.	1,610,871

See Notes to Financial Statements.

14

Shares	Description	Value (Note 2)
COMMON STOCKS (Continued)

Road & Rail 0.8%
9,500	AMERCO	$2,376,045

Semiconductors & Semiconductor Equipment 0.8%
62,600	Skyworks Solutions, Inc.*	2,569,730

Software 1.6%
79,200	CA, Inc.	2,387,088
125,600	Symantec Corp.	2,547,168

		4,934,256

Specialty Retail 2.2%
80,700	Best Buy Co., Inc.	2,092,551
39,200	Foot Locker, Inc.	1,823,976
13,100	Guess?, Inc.	352,521
59,000	Murphy USA, Inc.*	2,507,500

		6,776,548

Technology Hardware, Storage & Peripherals 2.9%
52,400	Lexmark International, Inc. (Class A Stock)	2,253,200
60,900	NetApp, Inc.	2,168,649
5,500	SanDisk Corp.	467,335
45,700	Western Digital Corp.	4,027,541

		8,916,725

Thrifts & Mortgage Finance 0.5%
72,900	Washington Federal, Inc.	1,573,182

Trading Companies & Distributors 2.1%
17,800	Air Lease Corp.	638,486
37,000	GATX Corp.(a)	2,428,310
42,700	MRC Global, Inc.*	1,246,413
24,200	United Rentals, Inc.*(a)	2,270,686

		6,583,895

Water Utilities 0.5%
36,200	American Water Works Co., Inc.	1,648,186

	TOTAL COMMON STOCKS (cost $257,235,086)	301,467,973

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	15

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

Shares	Description	Value (Note 2)
EXCHANGE TRADED FUND 0.8%

Exchange Traded Fund
36,500	iShares Russell Mid-Cap Value (cost $2,196,945)	$2,518,865

	TOTAL LONG-TERM INVESTMENTS (cost $259,432,031)	303,986,838

SHORT-TERM INVESTMENT 5.9%

AFFILIATED MONEY MARKET MUTUAL FUND
17,959,920	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $17,959,920; includes $10,383,617 of cash collateral for securities on loan) (Note 4)(b)(c)	17,959,920

	TOTAL INVESTMENTS 104.9% (cost $277,391,951; Note 5)	321,946,758
	Liabilities in excess of other assets (4.9)%	(15,103,156)

	NET ASSETS 100.0%	$306,843,602

The following abbreviation is used in the portfolio descriptions:

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,253,583; cash collateral of $10,383,617 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

16

The following is a summary of the inputs used as of April 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$3,884,409	$—	$—
Airlines	10,319,304	—	—
Auto Components	5,506,670	—	—
Banks	25,930,136	—	—
Beverages	551,724	—	—
Capital Markets	2,087,280	—	—
Chemicals	10,373,433	—	—
Commercial Services & Supplies	2,533,069	—	—
Communications Equipment	5,313,372	—	—
Construction & Engineering	2,476,888	—	—
Consumer Finance	1,637,700	—	—
Containers & Packaging	4,756,644	—	—
Diversified Consumer Services	1,503,606	—	—
Diversified Financial Services	304,354	—	—
Electric Utilities	16,594,052	—	—
Electronic Equipment, Instruments & Components	3,687,017	—	—
Energy Equipment & Services	10,603,419	—	—
Food & Staples Retailing	2,274,376	—	—
Food Products	8,684,040	—	—
Gas Utilities	5,502,597	—	—
Health Care Providers & Services	18,027,838	—	—
Hotels, Restaurants & Leisure	2,571,492	—	—
Household Durables	4,768,870	—	—
Independent Power & Renewable Electricity Producers	2,023,000	—	—
Insurance	30,124,603	—	—
IT Services	13,136,716	—	—
Machinery	8,571,811	—	—
Metals & Mining	2,273,322	—	—
Multi-Utilities	17,201,278	—	—
Multiline Retail	3,191,617	—	—
Oil, Gas & Consumable Fuels	12,631,106	—	—
Paper & Forest Products	1,391,064	—	—
Professional Services	325,360	—	—
Real Estate Investment Trusts (REITs)	23,716,368	—	—
Real Estate Management & Development	1,610,871	—	—
Road & Rail	2,376,045	—	—
Semiconductors & Semiconductor Equipment	2,569,730	—	—

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	17

Portfolio of Investments

as of April 30, 2014 (Unaudited) continued

	Level 1	Level 2	Level 3
Common Stocks (continued)
Software	$4,934,256	$—	$—
Specialty Retail	6,776,548	—	—
Technology Hardware, Storage & Peripherals	8,916,725	—	—
Thrifts & Mortgage Finance	1,573,182	—	—
Trading Companies & Distributors	6,583,895	—	—
Water Utilities	1,648,186	—	—
Exchange Traded Fund	2,518,865	—	—
Affiliated Money Market Mutual Fund	17,959,920	—	—

Total	$321,946,758	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2014 was as follows:

Insurance	9.8%
Banks	8.5
Real Estate Investment Trusts (REITs)	7.7
Affiliated Money Market Mutual Fund (including 3.4% of collateral for securities on loan)	5.9
Health Care Providers & Services	5.9
Multi-Utilities	5.6
Electric Utilities	5.4
IT Services	4.3
Oil, Gas & Consumable Fuels	4.1
Energy Equipment & Services	3.5
Airlines	3.4
Chemicals	3.4
Technology Hardware, Storage & Peripherals	2.9
Food Products	2.8
Machinery	2.8
Specialty Retail	2.2
Trading Companies & Distributors	2.1
Auto Components	1.8
Gas Utilities	1.8
Communications Equipment	1.7
Containers & Packaging	1.6
Household Durables	1.6
Software	1.6
Aerospace & Defense	1.3
Electronic Equipment, Instruments & Components	1.2
Multiline Retail	1.0%
Commercial Services & Supplies	0.8
Construction & Engineering	0.8
Exchange Traded Fund	0.8
Hotels, Restaurants & Leisure	0.8
Road & Rail	0.8
Semiconductors & Semiconductor Equipment	0.8
Capital Markets	0.7
Food & Staples Retailing	0.7
Independent Power & Renewable Electricity Producers	0.7
Metals & Mining	0.7
Consumer Finance	0.5
Diversified Consumer Services	0.5
Paper & Forest Products	0.5
Real Estate Management & Development	0.5
Thrifts & Mortgage Finance	0.5
Water Utilities	0.5
Beverages	0.2
Diversified Financial Services	0.1
Professional Services	0.1

104.9
Liabilities in excess of other assets	(4.9)

100.0%

See Notes to Financial Statements.

18

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • APRIL 30, 2014

Prudential Mid-Cap Value Fund

Statement of Assets & Liabilities

as of April 30, 2014 (Unaudited)

Assets
Investments at value, including securities on loan of $10,253,583:
Unaffiliated investments (cost $259,432,031)	$303,986,838
Affiliated investments (cost $17,959,920)	17,959,920
Receivable for Fund shares sold	4,261,297
Receivable for investments sold	2,969,285
Dividends receivable	162,271
Prepaid expenses	558

Total assets	329,340,169

Liabilities
Payable to broker for collateral for securities on loan	10,383,617
Payable for investments purchased	8,690,041
Payable for Fund shares reacquired	3,053,666
Management fee payable	178,126
Accrued expenses	99,165
Distribution fee payable	72,623
Affiliated transfer agent fee payable	18,900
Deferred trustees’ fees	429

Total liabilities	22,496,567

Net Assets	$306,843,602

Net assets were comprised of:
Shares of beneficial interest, at par	$15,435
Paid-in capital in excess of par	249,780,890

249,796,325
Undistributed net investment income	193,760
Accumulated net realized gain on investment transactions	12,298,710
Net unrealized appreciation on investments	44,554,807

Net assets, April 30, 2014	$306,843,602

See Notes to Financial Statements.

20

Class A
Net asset value and redemption price per share ($158,347,904 ÷ 7,821,808 shares of common stock issued and outstanding)	$20.24
Maximum sales charge (5.50% of offering price)	1.18

Maximum offering price to public	$21.42

Class B
Net asset value, offering price and redemption price per share ($7,605,326 ÷ 421,054 shares of common stock issued and outstanding)	$18.06

Class C
Net asset value, offering price and redemption price per share ($43,630,323 ÷ 2,424,178 shares of common stock issued and outstanding)	$18.00

Class Q
Net asset value, offering price and redemption price per share ($22,434,314 ÷ 1,100,875 shares of common stock issued and outstanding)	$20.38

Class Z
Net asset value, offering price and redemption price per share ($74,825,735 ÷ 3,667,453 shares of common stock issued and outstanding)	$20.40

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	21

Statement of Operations

Six Months Ended April 30, 2014 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income	$2,545,697
Affiliated income from securities lending, net	11,126
Affiliated dividend income	2,483

Total income	2,559,306

Expenses
Management fee	1,090,399
Distribution fee—Class A	198,188
Distribution fee—Class B	32,111
Distribution fee—Class C	199,898
Distribution fee—Class X	165
Transfer agent’s fees and expenses (including affiliated expense of $31,900)	156,000
Registration fees	43,000
Custodian’s fees and expenses	40,000
Reports to shareholders	19,000
Audit fee	11,000
Legal fees and expenses	10,000
Directors’ fees	8,000
Insurance fees	1,000
Miscellaneous	7,417

Total expenses	1,816,178
Less: Management fee waiver	(198,494)
Distribution fee waiver—Class A	(33,031)

Net expenses	1,584,653

Net investment income	974,653

Realized And Unrealized Gain On Investments
Net realized gain on investment transactions	12,577,875
Net change in unrealized appreciation (depreciation) on investments	8,739,461

Net gain on investment transactions	21,317,336

Net Increase In Net Assets Resulting From Operations	$22,291,989

See Notes to Financial Statements.

22

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2014	Year Ended October 31, 2013
Increase (Decrease) In Net Assets
Operations
Net investment income	$974,653	$1,676,003
Net realized gain on investment transactions	12,577,875	20,689,267
Net change in unrealized appreciation (depreciation) on investments	8,739,461	22,408,591

Net increase in net assets resulting from operations	22,291,989	44,773,861

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(930,285)	(1,064,477)
Class B	(11,163)	(20,813)
Class C	(72,665)	(217,003)
Class Q	(235,800)	(103,556)
Class X	(1,872)	(13,204)
Class Z	(288,310)	(93,311)

	(1,540,095)	(1,512,364)

Distributions from net realized gains
Class A	(11,324,238)	—
Class B	(596,390)	—
Class C	(3,882,036)	—
Class Q	(1,888,836)	—
Class X	(22,785)	—
Class Z	(2,667,279)	—

	(20,381,564)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	95,570,583	72,676,529
Net asset value of shares issued in reinvestment of dividends	20,778,282	1,460,123
Cost of shares reacquired	(21,259,944)	(26,351,128)

Net increase in net assets from Fund share transactions	95,088,921	47,785,524

Total increase in net assets	95,459,251	91,047,021

Net Assets:
Beginning of period	211,384,351	120,337,330

End of period (a)	$306,843,602	$211,384,351

(a) Includes undistributed net investment income of:	$193,760	$759,202

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	23

Notes to Financial Statements

(Unaudited)

1. Organization

Prudential Investment Portfolios, Inc. 10 (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company was organized on March 5, 1997, as a Maryland Corporation. The Company operates as a series company. At April 30, 2014, the Company consisted of two diversified investment portfolios (each a “Fund” and collectively the “Funds”). The information presented in these financial statements pertains to Prudential Mid-Cap Value Fund (the “Fund”). The investment objective of the Fund is capital growth.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of

24

trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange- traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the

Prudential Mid-Cap Value Fund	25

Notes to Financial Statements

(Unaudited) continued

event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: Fund securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based on the current rates of exchange. Purchases and sales of Fund securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions. Gains and losses resulting from changes in exchange rates applicable to long-term foreign securities are not reported separately from gains and losses arising from movements in securities prices. Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Fund securities, resulting from changes in exchange rates.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially,

26

the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends, if any, from net investment income are declared and paid at least annually. These dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America. Net realized gains from investment transactions, if any, are distributed at least annually. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: For federal income tax purposes, each Fund in the Company is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Prudential Mid-Cap Value Fund	27

Notes to Financial Statements

(Unaudited) continued

3. Agreements

The Fund has entered into an investment management agreement with PI which provides that the Manager will furnish the Fund with investment advice and investment management and administrative services. The Manager has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”), a wholly-owned subsidiary of Prudential Investment Management, Inc. The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The advisory fee paid to PI is computed daily and payable monthly at an annual rate of .90% of the average daily net assets of the Fund up to $500 million, .85% of the next $500 million and .80% of the average daily net assets in excess of $1 billion. The effective management fee rate was .74% for the six months ended April 30, 2014.

Certain officers and directors of the Fund are officers or directors of the Manager. The Fund pays no compensation directly to their officers or interested directors.

Prudential Investment Management Services LLC (“PIMS”) and Prudential Annuities Distributors, Inc. (“PAD”), both affiliates of the Manager and an indirect, wholly owned subsidiary of Prudential Financial, Inc. (“Prudential”), serve as the distributors of the Fund. The Company has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for Class A, B, C, and X shares of each Fund in accordance with the requirements of Rule 12b-1 of the 1940 Act. No distribution or service fees are paid to PIMS as distributor for Class Q or Class Z shares.

Under the Plans, the Fund compensates PIMS and PAD distribution and service fees at an annual rate up to .30%, 1.00%, 1.00%, and 1.00% of the average daily net assets of the Class A, B, C, and X shares, respectively. Through February 28, 2015, PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of Class A shares.

Management has received the maximum allowable amount of sales charges for Class X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the Manager are contributed back into the Fund and included in

28

the Statement of Changes in Net Assets and Financial Highlights as a contribution to capital.

Effective as of May 16, 2013, PI has agreed to reimburse Fund expenses and/or waive its investment management fee so that the Fund’s annual operating expenses do not exceed 0.98% (exclusive of 12b-1 fees and certain other expenses) of the Fund’s average net assets through February 28, 2015.

During the six months ended April 30, 2014, PIMS has advised the Fund, front-end sales charges (“FESC”) and contingent deferred sales charges (“CDSC”) were as follows:

Class A FESC	Class A CDSC	Class B CDSC	Class C CDSC
$158,488	$1,556	$3,721	$3,269

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses shown in the Statements of Operations include certain out-of pocket expenses paid to non-affiliates, where applicable. The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, served as the Fund’s securities lending agent. For the six months ended April 30, 2014, PIM has been compensated $3,333 for these services.

5. Shares of Capital Stock

The Fund offers Class A, Class B, Class C, Class Q, Class X and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Purchases of $1 million or more are subject to a contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of their purchase. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven

Prudential Mid-Cap Value Fund	29

Notes to Financial Statements

(Unaudited) continued

years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. As of April 11, 2014, the last conversion of Class X to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The authorized capital stock of the Company is 5.5 billion shares, with a par value of $.001 per share. Of the Company’s authorized capital stock, 175 million authorized shares have been allocated to the Fund and divided into seven classes, designated Class A, Class B, Class C, Class M, Class Q, Class X and Class Z capital stock, each of which consists of 52 million, 10 million, 30 million, 2 million, 40 million, 1 million and 40 million authorized shares, respectively.

Transactions in shares of capital stock, during the six months ended April 30, 2014, were as follows:

Class A	Shares	Amount
Six months ended April 30, 2014:
Shares sold	1,923,663	$38,169,501
Shares issued in reinvestment of dividends and distributions	620,148	11,646,379
Shares reacquired	(620,923)	(12,192,362)

Net increase (decrease) in shares outstanding before conversion	1,922,888	37,623,518
Shares issued upon conversion from Class B, Class X and Class Z	35,332	679,342
Shares acquired upon conversion into Class Z	(5,858)	(115,519)

Net increase (decrease) in shares outstanding	1,952,362	$38,187,341

Year ended October 31, 2013:
Shares sold	1,557,559	$29,373,540
Shares issued in reinvestment of dividends and distributions	66,535	1,028,123
Shares reacquired	(1,000,984)	(17,650,681)

Net increase (decrease) in shares outstanding before conversion	623,110	12,750,982
Shares issued upon conversion from Class B, Class X and Class Z	78,173	1,388,735
Shares reacquired upon conversion into Class Z	(19,274)	(322,973)

Net increase (decrease) in shares outstanding	682,009	$13,816,744

30

Class B	Shares	Amount
Six months ended April 30, 2014:
Shares sold	145,251	$2,555,590
Shares issued in reinvestment of dividends and distributions	33,068	555,865
Shares reacquired	(30,623)	(538,523)

Net increase (decrease) in shares outstanding before conversion	147,696	2,572,932
Shares reacquired upon conversion into Class A	(19,666)	(334,031)

Net increase (decrease) in shares outstanding	128,030	$2,238,901

Year ended October 31, 2013:
Shares sold	181,530	$3,104,412
Shares issued in reinvestment of dividends and distributions	1,318	18,441
Shares reacquired	(32,715)	(534,735)

Net increase (decrease) in shares outstanding before conversion	150,133	2,588,118
Shares reacquired upon conversion into Class A	(37,049)	(601,073)

Net increase (decrease) in shares outstanding	113,084	$1,987,045

Class C
Six months ended April 30, 2014:
Shares sold	300,368	$5,248,185
Shares issued in reinvestment of dividends and distributions	218,057	3,652,459
Shares reacquired	(132,343)	(2,316,529)

Net increase (decrease) in shares outstanding before conversion	386,082	6,584,115
Shares reacquired upon conversion into Class Z	(1,502)	(26,554)

Net increase (decrease) in shares outstanding	384,580	$6,557,561

Year ended October 31, 2013:
Shares sold	406,193	$6,892,724
Shares issued in reinvestment of dividends and distributions	14,905	207,893
Shares reacquired	(262,382)	(4,185,833)

Net increase (decrease) in shares outstanding before conversion	158,716	2,914,784
Shares reacquired upon conversion into Class Z	(12,752)	(196,712)

Net increase (decrease) in shares outstanding	145,964	$2,718,072

Class Q
Six months ended April 30, 2014:
Shares sold	38,331	$759,852
Shares issued in reinvestment of dividends and distributions	112,474	2,124,636
Shares reacquired	(53,394)	(1,056,599)

Net increase (decrease) in shares outstanding	97,411	$1,827,889

Year ended October 31, 2013:
Shares sold	705,264	$13,987,357
Shares issued in reinvestment of dividends and distributions	6,669	103,556
Shares reacquired	(78,842)	(1,397,487)

Net increase (decrease) in shares outstanding	633,091	$12,693,426

Prudential Mid-Cap Value Fund	31

Notes to Financial Statements

(Unaudited) continued

Class X	Shares	Amount
Period ended April 11, 2014:*
Shares sold	207	$3,657
Shares issued in reinvestment of dividends and distributions	1,414	24,118
Shares reacquired	(524)	(9,619)

Net increase (decrease) in shares outstanding before conversion	1,097	18,156
Shares reacquired upon conversion into Class A	(16,541)	(294,328)

Net increase (decrease) in shares outstanding	(15,444)	$(276,172)

Year ended October 31, 2013:
Shares sold	917	$14,023
Shares issued in reinvestment of dividends and distributions	926	13,124
Shares reacquired	(6,662)	(104,737)

Net increase (decrease) in shares outstanding before conversion	(4,819)	(77,590)
Shares reacquired upon conversion into Class A	(48,390)	(781,133)

Net increase (decrease) in shares outstanding	(53,209)	$(858,723)

Class Z
Six months ended April 30, 2014:
Shares sold	2,473,943	$48,833,798
Shares issued in reinvestment of dividends and distributions	146,738	2,774,825
Shares reacquired	(263,695)	(5,146,312)

Net increase (decrease) in shares outstanding before conversion	2,356,986	46,462,311
Shares issued upon conversion from Class A and Class C	7,140	142,073
Shares reacquired upon conversion into Class A	(2,676)	(50,983)

Net increase (decrease) in shares outstanding	2,361,450	$46,553,401

Year ended October 31, 2013:
Shares sold	1,009,334	$19,304,473
Shares issued in reinvestment of dividends and distributions	5,721	88,986
Shares reacquired	(135,526)	(2,477,655)

Net increase (decrease) in shares outstanding before conversion	879,529	16,915,804
Shares issued upon conversion from Class A and Class C	30,559	519,685
Shares reacquired upon conversion into Class A	(327)	(6,529)

Net increase (decrease) in shares outstanding	909,761	$17,428,960

*	As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

32

6. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2014 were as follows:

Tax Basis	$277,583,895

Appreciation	46,183,245
Depreciation	(1,820,382)

Net Unrealized Appreciation	$44,362,863

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. Portfolio Securities

Purchases and sales of securities, other than U.S. government securities and short term obligations, during the six months ended April 30, 2014, were $184,658,637 and $111,833,012, respectively.

8. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an annualized commitment fee of .08% of the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended April 30, 2014.

Prudential Mid-Cap Value Fund	33

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$20.51		$15.25	$13.83	$13.12	$10.65	$9.07
Income (loss) from investment operations:
Net investment income	.09		.23	.17	.09	.08	.09
Net realized and unrealized gain on investments	1.67		5.24	1.36	.68	2.48	1.68
Total from investment operations	1.76		5.47	1.53	.77	2.56	1.77
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.21)	(.11)	(.06)	(.09)	(.19)
Distributions from net realized gains	(1.88)		-	-	-	-	-
Total dividends and distributions	(2.03)		(.21)	(.11)	(.06)	(.09)	(.19)
Capital contributions(d)	-		-	-	-	- *	-
Net asset value, end of period	$20.24		$20.51	$15.25	$13.83	$13.12	$10.65
Total Return(a)	9.36%		36.32%	11.16%	5.90%	24.14%	20.16%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$158.3		$120.4	$79.1	$68.1	$73.6	$62.4
Average net assets (in millions)	$133.2		$94.2	$70.4	$73.4	$69.8	$44.4
Ratios to average net assets(c):
Expenses After Waivers and/or Expense Reimbursement	1.23%	(e)	1.40%	1.67%	1.63%	1.61%	1.72%
Expenses Before Waivers and/or Expense Reimbursement	1.46%	(e)	1.52%	1.67%	1.63%	1.61%	1.72%
Net investment income	.88%	(e)	1.27%	1.16%	.63%	.65%	.97%
Portfolio turnover rate	46%	(f)	83%	25%	37%	26%	38%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliates and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

(e) Annualized.

(f) Not Annualized.

* Less than $0.005.

See Notes to Financial Statements.

34

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$18.46		$13.76	$12.48	$11.87	$9.66	$8.22
Income (loss) from investment operations:
Net investment income (loss)	.01		.08	.05	(.02)	(.01)	.06
Net realized and unrealized gain on investments	1.51		4.74	1.25	.63	2.25	1.49
Total from investment operations	1.52		4.82	1.30	.61	2.24	1.55
Less Dividends and Distributions:
Dividends from net investment income	(.04)		(.12)	(.02)	-	(.03)	(.11)
Distributions from net realized gains	(1.88)		-	-	-	-	-
Total dividends and distributions	(1.92)		(.12)	(.02)	-	(.03)	(.11)
Capital Contributions(d)	-		-	-	-	- *	-
Net asset value, end of period	$18.06		$18.46	$13.76	$12.48	$11.87	$9.66
Total Return(a)	8.96%		35.28%	10.40%	5.14%	23.20%	19.29%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7.6		$5.4	$2.5	$3.0	$4.1	$4.2
Average net assets (in millions)	$6.5		$3.3	$2.7	$3.9	$4.2	$10.6
Ratios to average net assets(c):
Expenses After Waivers and/or Expense Reimbursement	1.98%	(e)	2.15%	2.42%	2.38%	2.36%	2.47%
Expenses Before Waivers and/or Expense Reimbursement	2.16%	(e)	2.28%	2.42%	2.38%	2.36%	2.47%
Net investment income (loss)	.14%	(e)	.48%	.40%	(.12)%	(.08)%	.84%
Portfolio turnover rate	46%	(f)	83%	25%	37%	26%	38%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliates and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

(e) Annualized.

(f) Not Annualized.

* Less than $0.005.

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	35

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2014		2013	2012	2011	2010	2009
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$18.40		$13.72	$12.44	$11.84	$9.63	$8.20
Income (loss) from investment operations:
Net investment income (loss)	.01		.08	.05	(.02)	(.01)	.03
Net realized and unrealized gain on investments	1.51		4.72	1.25	.62	2.25	1.51
Total from investment operations	1.52		4.80	1.30	.60	2.24	1.54
Less Dividends and Distributions:
Dividends from net investment income	(.04)		(.12)	(.02)	-	(.03)	(.11)
Distributions from net realized gains	(1.88)		-	-	-	-	-
Total dividends and distributions	(1.92)		(.12)	(.02)	-	(.03)	(.11)
Capital Contributions(d)	-		-	-	-	- *	-
Net asset value, end of period	$18.00		$18.40	$13.72	$12.44	$11.84	$9.63
Total Return(a)	9.00%		35.24%	10.43%	5.07%	23.27%	19.21%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$43.6		$37.5	$26.0	$27.3	$29.9	$27.8
Average net assets (in millions)	$40.3		$30.6	$26.6	$30.7	$29.5	$25.2
Ratios to average net assets(c):
Expenses After Waivers and/or Expense Reimbursement	1.98%	(e)	2.15%	2.42%	2.38%	2.36%	2.47%
Expenses Before Waivers and/or Expense Reimbursement	2.16%	(e)	2.27%	2.42%	2.38%	2.36%	2.47%
Net investment income (loss)	.14%	(e)	.53%	.40%	(.12)%	(.09)%	.43%
Portfolio turnover rate	46%	(f)	83%	25%	37%	26%	38%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliates and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

(e) Annualized.

(f) Not Annualized.

* Less than $0.005.

See Notes to Financial Statements.

36

Class Q Shares
	Six Months Ended April 30,		Year Ended October 31,		January 18, 2011(d) through October 31,
	2014		2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$20.69		$15.39	$13.95	$14.50
Income (loss) from investment operations:
Net investment income	.12		.31	.24	.11
Net realized and unrealized gain (loss) on investments	1.68		5.28	1.38	(.66)
Total from investment operations	1.80		5.59	1.62	(.55)
Less Dividends and Distributions:
Dividends from net investment income	(.23)		(.29)	(.18)	-
Distributions from net realized gains	(1.88)		-	-	-
Total dividends and distributions	(2.11)		(.29)	(.18)	-
Capital Contributions	-		-	-	-
Net asset value, end of period	$20.38		$20.69	$15.39	$13.95
Total Return(a)	9.51%		36.91%	11.80%	(3.79)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$22.4		$20.8	$5.7	$12.7
Average net assets (in millions)	$21.5		$7.5	$8.1	$13.4
Ratios to average net assets(c):
Expenses After Waivers and/or Expense Reimbursement	.98%	(e)	.96%	1.14%	1.13%	(e)
Expenses Before Waivers and/or Expense Reimbursement	1.01%	(e)	1.10%	1.14%	1.13%	(e)
Net investment income	1.15%	(e)	1.67%	1.67%	.99%	(e)
Portfolio turnover rate	46%	(f)	83%	25%	37%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	37

Financial Highlights

(Unaudited) continued

Class X Shares
	Period Ended April 11,		Year Ended October 31,
	2014(h)		2013	2012	2011	2010	2009
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$18.81		$14.01	$12.70	$12.05	$9.79	$8.37
Income (loss) from investment operations:
Net investment income	.09		.23	.15	.09	.08	.10
Net realized and unrealized gain on investments	.95		4.78	1.27	.62	2.26	1.52
Total from investment operations	1.04		5.01	1.42	.71	2.34	1.62
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.21)	(.11)	(.06)	(.09)	(.21)
Distributions from net realized gains	(1.88)		-	-	-	-	-
Total dividends and distributions	(2.03)		(.21)	(.11)	(.06)	(.09)	(.21)
Capital Contributions(c)	-		-	- *	- *	.01	.01
Net asset value, end of period	$17.82		$18.81	$14.01	$12.70	$12.05	$9.79
Total Return(a)	6.02%		36.26%	11.28%	5.93%	24.15%	20.15%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$-		$0.3	$1.0	$1.9	$4.1	$5.3
Average net assets (in millions)	$0.1		$0.6	$1.4	$3.0	$4.7	$5.4
Ratios to average net assets(d):
Expenses After Waivers and/or Expense Reimbursement	1.25%	(f)	1.48%	1.67%	1.63%	1.61%	1.72%
Expenses Before Waivers and/or Expense Reimbursement	1.40%	(f)	1.54%	1.67%	1.63%	1.61%	1.72%
Net investment income	1.08%	(f)	1.48%	1.13%	.65%	.69%	1.24%
Portfolio turnover rate	46%	(g)	83%	25%	37%	26%	38%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of regulatory limits. Total Return has not been adjusted to reflect the manager payment for sales charges in excess of regulatory limits.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The Fund received payments related to a former affiliates and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

(f) Annualized.

(g) Not Annualized.

(h) End of operations.

* Less than $0.005.

See Notes to Financial Statements.

38

Class Z Shares
	Six Months Ended April 30,	Year Ended October 31,
	2014	2013	2012	2011	2010	2009
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Year	$20.68	$15.38	$13.94	$13.21	$10.72	$9.14
Income (loss) from investment operations:
Net investment income	.11	.25	.20	.15	.11	.11
Net realized and unrealized gain on investments	1.69	5.30	1.38	.67	2.49	1.69
Total from investment operations	1.80	5.55	1.58	.82	2.60	1.80
Less Dividends and Distributions:
Dividends from net investment income	(.20)	(.25)	(.14)	(.09)	(.11)	(.22)
Distributions from net realized gains	(1.88)	-	-	-	-	-
Total dividends and distributions	(2.08)	(.25)	(.14)	(.09)	(.11)	(.22)
Capital Contributions(d)	-	-	-	-	- *	-
Net asset value, end of period	$20.40	$20.68	$15.38	$13.94	$13.21	$10.72
Total Return(a)	9.50%	36.60%	11.51%	6.26%	24.43%	20.41%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$74.8	$27.0	$6.1	$5.0	$16.8	$16.2
Average net assets (in millions)	$42.7	$12.3	$5.7	$7.8	$17.0	$9.8
Ratios to average net assets(c):
Expenses After Waivers and/or Expense Reimbursement	.98%(e)	1.10%	1.42%	1.38%	1.36%	1.47%
Expenses Before Waivers and/or Expense Reimbursement	1.16%(e)	1.26%	1.42%	1.38%	1.36%	1.47%
Net investment income	1.10%(e)	1.36%	1.39%	1.07%	.90%	1.18%
Portfolio turnover rate	46%(f)	83%	25%	37%	26%	38%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The Fund received payments related to a former affiliates and to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The fund was not involved in the proceedings or in the calculation of the amount of the settlement.

(e) Annualized.

(f) Not Annualized.

* Less than $0.005.

See Notes to Financial Statements.

Prudential Mid-Cap Value Fund	39

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer and Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Mid-Cap Value Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL MID-CAP VALUE FUND

SHARE CLASS	A	B	C	Q	Z
NASDAQ	SPRAX	SVUBX	NCBVX	PMVQX	SPVZX
CUSIP	74441L105	74441L204	74441L303	74441L824	74441L709

MF202E2    0263053-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 10

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 19, 2014

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 19, 2014